Warrants (Details Narrative) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 07, 2023
Warrants issued and outstanding		14,107,989	14,107,989
Common Stock [Member]
Warrant to purchase share				1
Warrant exercise price				$ 11.50
Warrant price				0.01
Share price				$ 18.00
Warrants issued and outstanding	14,107,989	14,107,989		14,107,989